Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,402,486,084
Impairment (reversal of impairment)		(97,082,214)
Ending balance	$ 64,300,167	1,211,749,502	$ 1,402,486,084
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,264,155,248	3,155,845,995
Transfers to rights of use		(7,005,141)
Acquisitions		129,289,654	114,825,065
Reclassifications		(1,893,607)	1,762,246
Unsuccessful wells		(77,153,951)
Impairment (reversal of impairment)		(97,082,214)	21,418,997
Disposals		(8,931,949)	(29,697,055)
Ending balance		3,201,378,039	3,264,155,248
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,861,669,164)	(1,719,336,669)
Transfers to rights of use			943,639
Depreciation and amortization		(137,187,010)	(153,382,040)
Reclassifications		1,893,607	(1,762,246)
Disposals		6,390,391	12,811,791
Ending balance		(1,989,628,537)	(1,861,669,164)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		374,667,268
Ending balance		364,658,716	374,667,268
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		811,270,391	756,025,360
Acquisitions		8,337,019	13,362,218
Reclassifications		(1,381,310)	1,400,531
Capitalization		6,830,064	25,752,538
Impairment (reversal of impairment)		24,464,081	20,226,139
Disposals		(3,396,366)	(5,496,395)
Ending balance		846,123,879	811,270,391
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(436,603,123)	(394,024,147)
Depreciation and amortization		(49,473,592)	(44,925,549)
Reclassifications		1,303,186	(212,207)
Disposals		3,308,366	2,558,780
Ending balance		$ (481,465,163)	(436,603,123)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 14,082,484
Ending balance		$ 7,575,375	14,082,484
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 20,080,965	23,443,116
Transfers to rights of use		(7,005,141)
Acquisitions		252,382	1,059,027
Reclassifications		0	45,268
Disposals		(235,382)	(4,466,446)
Ending balance		13,092,824	20,080,965
Drilling equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,998,481)	(5,013,984)
Transfers to rights of use			943,639
Depreciation and amortization		(591,168)	(1,347,046)
Reclassifications			(45,953)
Disposals		128,561	408,502
Ending balance		(5,517,449)	(5,998,481)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		247,971,910
Ending balance		235,725,381	247,971,910
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		421,235,950	481,868,176
Acquisitions		1,251,488	852,308
Reclassifications		428,738	(1,603,022)
Capitalization		6,538,540	2,456,977
Impairment (reversal of impairment)		(4,008,680)	(59,632,531)
Disposals		(301,359)	(2,705,958)
Ending balance		425,144,677	421,235,950
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(173,264,040)	(159,959,414)
Depreciation and amortization		(16,380,653)	(14,799,664)
Reclassifications		41,225	232,680
Disposals		184,172	1,262,358
Ending balance		$ (189,419,296)	(173,264,040)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 405,855,977
Ending balance		265,493,348	405,855,977
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,379,323,723	1,267,747,910
Acquisitions		29,072,723	38,829,246
Unsuccessful wells		(69,231,587)
Capitalization		35,251,706	21,269,614
Impairment (reversal of impairment)		(83,730,351)	59,774,797
Disposals		(151,405)	(8,297,844)
Ending balance		1,290,534,809	1,379,323,723
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(973,467,746)	(908,399,636)
Depreciation and amortization		(51,574,532)	(70,255,577)
Disposals		817	5,187,467
Ending balance		(1,025,041,461)	(973,467,746)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,920,907
Ending balance		19,694,064	21,920,907
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		64,845,163	64,700,471
Acquisitions		316,499	329,969
Reclassifications		(51,885)	37,343
Capitalization		143,312	991,061
Impairment (reversal of impairment)		(499,722)	(831,561)
Disposals		(1,435,140)	(382,120)
Ending balance		63,318,227	64,845,163
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(42,924,256)	(41,041,009)
Depreciation and amortization		(2,131,913)	(2,026,403)
Reclassifications		205,661	17,387
Disposals		1,226,345	125,769
Ending balance		$ (43,624,163)	(42,924,256)
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 years	33 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 years	35 years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 146,651,175
Ending balance		$ 118,790,780	146,651,175
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 326,482,265	313,429,941
Acquisitions		5,436,425	4,958,299
Reclassifications		(614,430)	(4,039,499)
Capitalization		13,013,199
Impairment (reversal of impairment)		(31,991,592)	12,133,524
Ending balance		312,325,867	326,482,265
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(179,831,090)	(165,207,235)
Depreciation and amortization		(13,820,275)	(15,968,324)
Reclassifications		116,278	1,344,469
Ending balance		(193,535,087)	(179,831,090)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,858,664
Ending balance		7,359,605	9,858,664
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,020,042	51,057,652
Acquisitions		184,863	473,812
Reclassifications		(234,643)	3,015,144
Capitalization		2,566	163,000
Disposals		(1,565,266)	(2,689,566)
Ending balance		50,407,562	52,020,042
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(42,161,378)	(38,972,938)
Depreciation and amortization		(2,556,539)	(2,827,887)
Reclassifications		220,301	(3,003,850)
Disposals		1,449,659	2,643,297
Ending balance		$ (43,047,957)	(42,161,378)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 years	3 years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 years	10 years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,740,902
Ending balance		8,377,257	7,740,902
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		15,159,952	23,171,636
Acquisitions		1,735,581	117,632
Reclassifications		47,110	101,424
Capitalization		955,134	227,334
Impairment (reversal of impairment)		(1,430,077)	(6,981,561)
Disposals		(112,482)	(1,476,513)
Ending balance		16,355,218	15,159,952
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(7,419,050)	(6,718,306)
Depreciation and amortization		(658,338)	(1,231,590)
Reclassifications		6,956	(94,772)
Disposals		92,471	625,618
Ending balance		$ (7,977,961)	(7,419,050)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 129,352,513
Ending balance		139,925,440	129,352,513
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		129,352,513	129,736,382
Acquisitions		82,520,111	54,407,962
Reclassifications		(106,429)	32,280
Unsuccessful wells		(7,922,365)
Capitalization		(62,722,409)	(50,828,761)
Impairment (reversal of impairment)		114,127	(3,269,810)
Disposals		(1,310,108)	(725,540)
Ending balance		139,925,440	129,352,513
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,351,625
Ending balance		44,149,536	44,351,625
Land [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,351,625	44,546,699
Acquisitions		182,563	434,698
Reclassifications		(16,161)	(6,620)
Capitalization		(12,112)
Disposals		(356,379)	(623,152)
Ending balance		44,149,536	44,351,625
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions		0	(106)
Reclassifications		35,403	2,780,266
Disposals		(35,403)	(2,780,160)
Other Fixed Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32,659
Ending balance			32,659
Other Fixed Assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32,659	118,651
Reclassifications		0	(869)
Capitalization		0	(31,763)
Disposals		(32,659)	(53,361)
Ending balance		$ 0	$ 32,659